CIGNA Funds Group

                                           [GRAPHIC]

                                           FUNDS(SM)

                                               Money
                                              Market
                                                Fund

                                       Annual Report
                                   December 31, 2002
----------------------------------------------------
[LOGO] CIGNA Financial Services

Dear Shareholders:

Our report for CIGNA Funds Group Money Market Fund (the "Fund") covering the year ended December 31, 2002 follows.

MANAGEMENT'S DISCUSSION AND ANALYSIS

The Federal Reserve (Fed) left interest rates unchanged in the first half of 2002. The pick-up in economic activity that occurred in the first quarter quickly fizzled under the black cloud of accounting scandals, indicted CEOs, and a downward spiraling equity market. However, the consumer continued to be the bright light on the dismal horizon. Lower interest rates caused mortgage refinancings to soar and helped strengthen housing activity.

The Fed moved to cut interest rates aggressively in the fourth quarter of 2002. The Fed surprised most of the markets at their meeting on November 6, by lowering the Federal Funds rate by 50 basis points to 1.25%, reflecting their fear that growth, will at best, remain anemic. The Fed also cut the discount rate by 50 basis points to 0.75%, and adjusted the bias to balanced. The Fed's decision extends the most aggressive series of rate cuts in Chairman Greenspan's 15-year tenure with a total of 12 cuts since the beginning of 2001.

Economic indicators were mixed for the most part, and the focus remained on the consumer. Consumer spending slowed and holiday shopping was weaker than expected. However, housing sales and refinancing, stimulated by historically low interest rates, remained at very high levels. Mounting tensions between the U.S. and Iraq, as well as rising energy prices, sent the two-year U.S. Treasury note yield to a 48-year low as the flight to quality continued and signs of an economic recovery started to falter.

On December 31, 2002, the Fund contained: top-tier domestic commercial paper, 47.6%; top-tier foreign commercial paper, 13.7%; and U.S. Government and Agencies, 38.5%. The Fund is well diversified.

Total returns for the year ended December 31, 2002 were:

Retail Class                        0.87%
Premier Class                       1.12
Institutional Class                 1.36
Lipper Money Market Funds Average   1.00
3-month U.S. Treasury Bill          1.70

As of December 31, 2002, the Fund's weighted average portfolio maturity was 46 days, and the annualized 7-day yield for each class was:

Retail Class          0.47%
Premier Class         0.73
Institutional Class   0.97

OUTLOOK

Economic data indicates that the U.S. economic recovery may be modest, which is expected to keep the Fed neutral for the first half of 2003. Fourth quarter GDP is likely to be less than the expected 3% rate. The housing market is expected to remain strong; however, both consumer and capital spending are expected to remain sluggish. Market participants will focus on the economic stimulus package, war, energy prices, and under-funded pension plans. We will continue to focus on the developing trends in both the U.S. and global economies as keys to further Fed action, and adjust our portfolio strategy accordingly.

Sincerely,

/s/ Richard H. Forde

Richard H. Forde
Chairman of the Board and President
CIGNA Funds Group Money Market Fund

--------------------------------------------------------------------------------
             GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (Unaudited)
                               Institutional Class
                               12/31/92 - 12/31/02

             -------------------------------------------------------
                             AVERAGE ANNUAL RETURNS

                                           1-Year   5-Year   10-Year
             Institutional Class            1.36%    4.26%    4.26%
             -------------------------------------------------------

   [The following table was depicted as a line chart in the printed material.]

CIGNA Funds Group Money Market Fund

Plot Points       Institutional Class           3-Month U.S. Treasury Bill
-----------       -------------------           --------------------------

12/31/1992             $10,000                            $10,000
12/31/1993             $10,239                            $10,307
12/31/1994             $10,590                            $10,742
12/31/1995             $11,154                            $11,358
12/31/1996             $11,702                            $11,955
12/31/1997             $12,319                            $12,581
12/31/1998             $12,957                            $13,217
12/31/1999             $13,588                            $13,843
12/31/2000             $14,420                            $14,668
12/31/2001             $14,970                            $15,268
12/31/2002             $15,173                            $15,528

CIGNA Money Market Fund (the "Fund") performance figures are historical and reflect reinvestment of all dividends. The annualized yield for the seven days ended December 31, 2002 was 0.97% for the Institutional Class, and the Fund's average maturity was 46 days. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions and the redemption of fund shares. The return for each Class has been compared with the total return performance of the three month U.S. Treasury Bill, which does not reflect brokerage charges or other investment expenses. The principal value of the U.S. Treasury Bill is guaranteed by the full faith and credit of the United States.

Money Market Fund

INVESTMENTS IN SECURITIES
DECEMBER 31, 2002

(IN THOUSANDS)                                  PRINCIPAL          VALUE
------------------------------------------------------------------------
COMMERCIAL PAPER - 61.3%
Domestic - 47.6%
American Express Credit Corp., 1.29%, 1/15/03     $19,930       $ 19,920
Brown Forman Corp., 1.29%, 1/17/03                  7,500          7,496
ChevronTexaco Corp.,
  1.32%, 1/6/03                                    10,000          9,998
  1.32%, 1/9/03                                    10,485         10,482
Clorox Co., 1.30%, 1/15/03                         10,000          9,995
Colgate Palmolive Co., 1.29%, 1/27/03               7,067          7,060
Corporate Asset Funding Co.,
  1.37%, 1/13/03                                    6,515          6,512
  1.33%, 1/14/03                                   14,000         13,993
du Pont (E.I) de Nemours & Co., 1.25%, 1/8/03       1,304          1,304
Fortune Brands, Inc., 1.32%, 1/13/03               12,000         11,995
General Electric Capital Corp.,
  7.00%, 2/3/03                                     3,500          3,514
  1.42%, 3/24/03 (a)                               10,000         10,001
Goldman Sachs Group, Inc., 1.36%, 1/15/03          20,000         19,989
McDonalds Corp., 1.32%, 1/6/03                     10,000          9,998
Merck & Co., 1.30%, 1/16/03                        11,335         11,329
Nestle Capital Corp., 1.29%, 1/31/03               20,085         20,063
Paccar Financial Corp.,
  1.30%, 1/10/03                                    3,780          3,779
  1.30%, 1/13/03                                    8,920          8,916
Pharmacia Corp.,
  1.32%, 1/6/03                                    10,000          9,998
  1.33%, 1/15/03                                    6,700          6,697
Procter & Gamble Co.,
  1.27%, 1/6/03                                     8,665          8,663
  1.31%, 1/15/03                                   11,000         10,994

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

INVESTMENTS IN SECURITIES continued
DECEMBER 31, 2002

(IN THOUSANDS)                                PRINCIPAL          VALUE
----------------------------------------------------------------------
State Street Corp., 1.25%, 1/9/03               $11,720       $ 11,717
Wal-Mart Stores, Inc., 4.63%, 4/15/03             6,325          6,375
Wells Fargo & Co.,
  1.29%, 1/7/03                                   5,985          5,984
  1.31%, 1/15/03                                 15,000         14,992
                                                              --------
                                                               261,764
                                                              --------
Foreign - 13.7%
ANZ (Delaware), Inc., 1.28%, 1/15/03             10,300         10,295
Exxon Imperial U.S., Inc.,
  1.30%, 1/7/03                                  10,500         10,498
  1.30%, 1/8/03                                   9,413          9,411
National Australia Funding (Delaware), Inc.,
  1.25%, 1/2/03                                   1,263          1,263
  1.34%, 1/3/03                                  20,088         20,087
Rabobank Nederland NV,
  1.32%, 1/17/03                                  7,000          6,996
  1.32%, 1/21/03                                 10,872         10,864
UBS Finance (Delaware), Inc., 1.20%, 1/2/03       5,973          5,973
                                                              --------
                                                                75,387
                                                              --------
Total Commercial Paper                                         337,151
                                                              --------
U.S. GOVERNMENT & AGENCIES - 38.5%
Fannie Mae,
  1.74%, 1/10/03                                  3,522          3,520
  1.25%, 1/23/03                                  7,700          7,694
  4.75%, 11/14/03                                 5,000          5,138
  3.13%, 11/15/03                                 5,000          5,070
Federal Farm Credit Bank,
  5.00%, 2/3/03                                   3,500          3,509
  3.13%, 10/1/03                                  4,500          4,546

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

INVESTMENTS IN SECURITIES continued
DECEMBER 31, 2002

(IN THOUSANDS)                     PRINCIPAL          VALUE
-----------------------------------------------------------
Federal Home Loan Bank,
  1.29%, 1/2/03                      $20,865       $ 20,864
  1.74%, 1/2/03                        5,000          5,000
  1.25%, 1/3/03                        5,000          5,000
  1.28%, 1/3/03                        2,940          2,940
  1.26%, 1/10/03                      21,800         21,793
  1.54%, 3/4/03 (a)                    5,000          5,002
  2.80%, 4/11/03                       3,000          3,000
  2.20%, 8/6/03                        7,000          7,000
  2.13%, 8/13/03                       5,000          5,000
  5.60%, 9/2/03                        2,500          2,565
  2.00%, 11/21/03                      5,000          5,000
  3.18%, 12/3/03                       6,000          6,084
  5.38%, 1/5/04                        2,460          2,554
Freddie Mac,
  1.29%, 1/2/03                       14,208         14,207
  1.27%, 1/21/03                      10,000          9,993
  1.70%, 1/31/03                       2,500          2,496
  3.40%, 10/1/03                       2,500          2,529
  3.18%, 10/24/03                      3,515          3,553
  5.00%, 1/15/04                       5,000          5,176
Sallie Mae,
  2.00%, 2/14/03                       6,000          6,000
  1.31%, 2/18/03 (a)                  27,000         26,999
  2.70%, 4/25/03                       5,000          4,999
  2.60%, 7/2/03                        4,500          4,501
  2.25%, 7/2/03                        5,000          5,000
  1.59%, 7/16/03 (a)                   5,000          5,007
                                                   --------
Total U.S. Government & Agencies                    211,739
                                                   --------

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

INVESTMENTS IN SECURITIES continued
DECEMBER 31, 2002

(IN THOUSANDS)                                   PRINCIPAL         VALUE
------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.8%
 (Total Cost - $548,890)(b)                                     $548,890
Cash and Other Assets Less Liabilities - 0.2%                      1,083
                                                                --------
NET ASSETS - 100.0%                                             $549,973
                                                                ========

NOTES TO INVESTMENTS IN SECURITIES
(a) Variable rate security. Rate is as of December 31, 2002.
    Tax Information
(b) At December 31, 2002, the cost for federal income tax
    purposes was equal to book cost.
(c) As of December 31, 2002, the components of distributable earnings on a tax basis consisted of the following:
    Undistributed ordinary income                               $ 19,704
    Undistributed capital gains                                 $     --

             Ten Largest Positions (Unaudited)
                     December 31, 2002

                                                    Market        % of
                                                     Value         Net
                                                     (000)       Assets
-----------------------------------------------------------------------
Federal Home Loan Bank                            $91,802          16.7%
Sallie Mae                                         52,506           9.5
Freddie Mac                                        37,954           6.9
Fannie Mae                                         21,422           3.9
National Australia Funding (Delaware), Inc.        21,350           3.9
Wells Fargo & Co.                                  20,976           3.8
Corporate Asset Funding Co.                        20,505           3.7
ChevronTexaco Corp.                                20,480           3.7
Nestle Capital Corp.                               20,063           3.6
Goldman Sachs Group, Inc.                          19,989           3.6

The Notes to Financial Statements are an integral part of these statements.
                                                                              -

Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                   (IN THOUSANDS)
----------------------------------------------------------------
Assets:
Investments in securities at value                      $548,890
Cash                                                       1,097
Interest receivable                                        1,008
Investment for Trustees' deferred compensation plan           17
Prepaid expenses                                              13
                                                        --------
 Total assets                                            551,025
                                                        --------
Liabilities:
Shareholder servicing and distribution fees payable
 to Distributor                                              443
Dividends payable                                            305
Investment advisory fees payable                             153
Administrative services fees payable                          80
Shareholder reports                                           24
Audit and legal fees payable                                  18
Deferred Tusteees' fees payable                               17
Custodian fees payable                                        11
Other                                                          1
                                                        --------
 Total liabilities                                         1,052
                                                        --------
Net Assets                                              $549,973
                                                        ========
Institutional Class                                     $189,902
Premier Class                                                183
Retail Class                                             359,888
                                                        --------
                                                        $549,973
                                                        ========
Shares Outstanding
Institutional Class ($1.00 net asset value per share)    189,904
                                                        ========
Premier Class ($1.00 net asset value per share)              183
                                                        ========
Retail Class ($1.00 net asset value per share)           359,891
                                                        ========
Components of Net Assets:
Paid-in capital                                         $549,973
                                                        --------
Net Assets                                              $549,973
                                                        ========

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                (IN THOUSANDS)
-------------------------------------------------------------
Investment Income:
 Interest                                              $8,941
Expenses:
 Investment advisory fees                               1,733
 Distribution fees
  Retail Class                                            808
 Shareholder servicing fees
  Premier                                                   1
  Retail                                                  808
 Administrative services fees                             190
 Custodian fees                                           130
 Audit and legal fees                                      42
 Shareholder reports                                       35
 Registration fees                                         28
 Trustees' fees                                            17
 Reimbursement of expenses previously
  assumed by Advisor                                        4
 Other                                                     42
                                                       ------
 Total expenses                                         3,838
                                                       ------
Net Investment Income                                   5,103
                                                       ------
Realized and Unrealized Gain on
 Investments:
 Net realized gain from security transactions               4
                                                       ------
Net Realized and Unrealized Gain on
 Investments                                                4
                                                       ------
Net Increase in Net Assets Resulting
 From Operations                                       $5,107
                                                       ======

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

(IN THOUSANDS)                                              2002                2001
--------------------------------------------------------------------------------------
Operations:
Net investment income                                   $    5,103         $    13,393
Net realized gain from securities transactions                   4                  16
                                                        ----------          ----------
Net increase in net assets from operations                   5,107              13,409
                                                        ----------          ----------
Dividends from Net Investment
  Income:
 Institutional Class                                        (2,328)             (5,791)
 Premier Class                                                  (3)                 (6)
 Retail Class                                               (2,739)             (7,644)
                                                        ----------          ----------
Total dividends and distributions to shareholders           (5,070)            (13,441)
                                                        ----------          ----------
Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                        2,193,367           1,976,351
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions             2,463               6,279
                                                        ----------          ----------
                                                         2,195,830           1,982,630
Cost of shares redeemed                                 (2,190,006)         (1,958,000)
                                                        ----------          ----------
                                                             5,824              24,630
                                                        ----------          ----------
Premier Class
Net proceeds from sales of shares                              464                 415
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions                 3                   7
                                                        ----------          ----------
                                                               467                 422
Cost of shares redeemed                                       (492)               (319)
                                                        ----------          ----------
                                                               (25)                103
                                                        ----------          ----------
Retail Class
Net proceeds from sales of shares                          133,881             134,344
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions             2,899               8,272
                                                        ----------          ----------
                                                           136,780             142,616
Cost of shares redeemed                                    (68,290)            (51,214)
                                                        ----------          ----------
                                                            68,490              91,402
                                                        ----------          ----------
Net increase from Fund share transactions                   74,289             116,135
                                                        ----------          ----------
Net Increase in Net Assets                                  74,326             116,103
                                                        ----------          ----------
Net Assets:
Beginning of period                                        475,647             359,544
                                                        ----------          ----------
End of period                                           $  549,973          $  475,647
                                                        ==========          ==========

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS continued
FOR THE YEAR ENDED DECEMBER 31,

(IN THOUSANDS)                                   2002              2001
--------------------------------------------------------------------------
Transactions in Capital Stock
Institutional Class
Shares sold                                    2,193,367         1,976,351
Shares issued in reinvestment of dividends
  and distributions                                2,463             6,279
                                               ---------         ---------
                                               2,195,830         1,982,630
Shares redeemed                               (2,190,006)       (1,958,000)
                                              ----------        ----------
Net increase in Institutional shares
  outstanding                                      5,824            24,630
                                              ----------        ----------
Premier Class
Shares sold                                          464               415
Shares issued in reinvestment of dividends
  and distributions                                    3                 7
                                              ----------        ----------
                                                     467               422
Shares redeemed                                     (492)             (319)
                                              ----------        ----------
Net increase (decrease) in Premier shares
  outstanding                                        (25)              103
                                              ----------        ----------
Retail Class
Shares sold                                      133,881           134,344
Shares issued in reinvestment of dividends
  and distributions                                2,899             8,272
                                              ----------        ----------
                                                 136,780           142,616
Shares redeemed                                  (68,290)          (51,214)
                                              ----------        ----------
Net increase in Retail shares outstanding         68,490            91,402
                                              ----------        ----------
Total net increase in Fund shares                 74,289           116,135
                                              ==========        ==========

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

FINANCIAL HIGHLIGHTS

                                                                                INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------
                                                                          For the Year Ended December 31,
                                                    --------------------------------------------------------------------------
                                                        2002           2001             2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $  1.00        $  1.00         $   1.00        $   1.00        $   1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.01           0.04             0.06            0.05            0.05
 Net realized and unrealized gain on securities             (a)            (a)              (a)             (a)             --
                                                       -------        -------         --------        --------        --------
 Total from investment operations                         0.01           0.04             0.06            0.05            0.05
                                                       -------        -------         --------        --------        --------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                    (0.01)         (0.04)           (0.06)          (0.05)          (0.05)
 Distributions from capital gains                           --             --               (a)             (a)             --
                                                       -------        -------         --------        --------        --------
 Total dividends and distributions                       (0.01)         (0.04)           (0.06)          (0.05)          (0.05)
                                                       -------        -------         --------        --------        --------
 Net asset value, end of period                        $  1.00        $  1.00         $   1.00        $   1.00        $   1.00
                                                       =======        =======         ========        ========        ========
 Total Return                                             1.36%          3.81%(b)         6.12%(b)        4.87%(b)        5.18%(b)
 Ratios to Average Net Assets
 Gross expenses                                           0.45%          0.49%            0.47%           0.52%           0.47%
 Fees and expenses waived or borne by the Adviser         0.00%          0.04%            0.02%           0.07%           0.02%
 Net expenses                                             0.45%          0.45%            0.45%           0.45%           0.45%
 Net investment income                                    1.36%          3.62%            5.94%           4.76%           5.06%
 Net assets, end of period (000 omitted)               $189,902       $184,060        $159,446        $178,234        $229,619

(a) Amount less than $0.01 per share
(b) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.

                                    12 & 13

Money Market Fund

FINANCIAL HIGHLIGHTS continued

                                                                  PREMIER CLASS(1)
------------------------------------------------------------------------------------------------
                                                        For the Year/Period Ended December 31,
                                                      ------------------------------------------
                                                        2002            2001             2000
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $ 1.00         $  1.00         $    1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.01            0.03              0.05
 Net realized and unrealized gain on securities             (a)             (a)               (a)
                                                        ------         -------         ---------
 Total from investment operations                         0.01            0.03              0.05
                                                        ------         -------         ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                    (0.01)          (0.03)            (0.05)
 Distributions from capital gains                           --              --                  (a)
                                                        ------         -------         ---------
 Total dividends and distributions                       (0.01)          (0.03)            (0.05)
                                                        ------         -------         ---------
 Net asset value, end of period                         $ 1.00         $  1.00         $    1.00
                                                        ======         =======         =========
 Total Return                                             1.12%           3.55%(b)          5.50%(b)(c)
 Ratios to Average Net Assets
 Gross expenses                                           0.70%           0.73%             0.72%(d)
 Fees and expenses waived or borne by the Adviser         0.00%           0.03%             0.02%(d)
 Net expenses                                             0.70%           0.70%             0.70%(d)
 Net investment income                                    1.13%           3.22%             5.69%(d)
 Net assets, end of period (000 omitted)                $  183         $   207         $     105

(1) Commenced operations on January 26, 2000.
(a) Amount less than $0.01 per share.
(b) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.

                                    14 & 15

Money Market Fund

FINANCIAL HIGHLIGHTS continued

                                                                             RETAIL CLASS(1)
------------------------------------------------------------------------------------------------------------------------
                                                                    For the Year/Period Ended December 31,
                                                       -----------------------------------------------------------------
                                                          2002             2001             2000                1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $   1.00         $   1.00          $   1.00            $    1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      0.01             0.03              0.05                 0.03
 Net realized and unrealized gain on securities               (a)              (a)               (a)                  (a)
                                                        --------         --------          --------            ---------
 Total from investment operations                           0.01             0.03              0.05                 0.03
                                                        --------         --------          --------            ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                      (0.01)           (0.03)            (0.05)               (0.03)
 Distributions from capital gains                             --               --                (a)                  (a)
                                                        --------         --------          --------            ---------
 Total dividends and distributions                         (0.01)           (0.03)            (0.05)               (0.03)
                                                        --------         --------          --------            ---------
 Net asset value, end of period                         $   1.00         $   1.00          $   1.00            $    1.00
                                                        ========         ========          ========            =========
 Total Return                                               0.87%            3.29%(b)          5.60%(b)             2.97%(b)(c)
 Ratios to Average Net Assets
 Gross expenses                                             0.95%            0.98%             0.97%                1.00%(d)
 Fees and expenses waived or borne by the Adviser           0.00%            0.03%             0.02%                0.07%(d)
 Net expenses                                               0.95%            0.95%             0.95%                0.93%(d)
 Net investment income                                      0.86%            3.10%             5.44%                4.64%(d)
 Net assets, end of period (000 omitted)                $359,888         $291,380          $199,993            $ 123,655

(1) Commenced operations on April 29, 1999.

(a) Amount less than $0.01 per share.
(b) Had the Adviser not waived or reimbursed a porti of the expenses total return would have been reduced.
(c) Not annualized.
(d) Annualized.

                                     16 & 17

Money Market Fund

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies. Money Market Fund (the "Fund") is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of $1.00 per share net asset value. The Fund invests exclusively in short-term money market instruments. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable shareholder servicing fee or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. The Institutional Class has a separate transfer agent charge and no 12b-1 distribution fee or shareholder servicing fee. The Premier Class has a shareholder servicing fee. The Retail Class has a 12b-1 distribution fee and a shareholder servicing fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation -- The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which, at December 31, 2002, approximates cost for federal income tax purposes.

      B. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Securities gains and losses are recognized on the specific cost identification basis.

Money Market Fund

NOTES TO FINANCIAL STATEMENTS continued

      C. Federal Taxes -- For federal income tax purposes, the Fund is taxed as a separate entity. Its policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

      D. Dividends and Distributions -- Dividends from net investment income are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that such differences are permanent, a reclassification to paid-in capital may be required.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.45% of average daily net assets for the Institutional Class, 0.70% of average daily net assets for the Premier Class, and 0.95% for the Retail Class, until April 30, 2003, and thereafter, to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses. The Fund's remaining contingent liability and expiration dates are as shown below:

Money Market Fund

NOTES TO FINANCIAL STATEMENTS continued

                    Remaining
                    Contingent          Expires during    Expires during
Class            Liability (000's)       2003 (000's)      2004 (000's)
------------------------------------------------------------------------
Institutional           103                   35               $ 68
Premier                   0                    0                   0
Retail                   98                   20                  78
Total                  $201                  $55                $146

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, other affiliated CIGNA Funds may invest their excess cash in the Fund. TimesSquare will waive the amount of its advisory fee for the affiliated Funds in an amount that offsets the amount of the advisory fees incurred in the Money Market Fund.

For administrative services, the Fund reimburses TimesSquare Capital Management, Inc. for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 2002, the Fund paid or accrued $189,754.

With respect to Retail Class shares, the Fund has adopted a Distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which requires the payment of 0.25% annually of the average daily net assets to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The distribution fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a shareholder servicing fee payable to CFS equal to 0.25% annually of the average daily net assets of the Fund. The distribution and shareholder servicing fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average daily net assets, to the amounts described above until April 30, 2003, and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates.

4. Capital Stock. The Fund is a separate series of the Trust, which offers an unlimited number of shares of beneficial interest, without par value. At December 31, 2002, affiliates of CIGNA Corporation owned 99.9% and 60.3%, respectively, of the Institutional and Premier Classes.

Report of Independent Accountants

TO THE TRUSTEES AND SHAREHOLDERS OF
CIGNA FUNDS GROUP -- MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

Money Market Fund
(Unaudited)

TRUSTEES AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Trust's Board of Trustees. Each Trustee's term of office will be until the next annual meeting of shareholders or until the election of the Trustee's successor.

                                                                                                 Number of
Name,                     Position         Length                                                Portfolios in   Other
Address*                  Held with        of Time          Principal Occupation(s) During       Fund Complex    Directorships
and Age                   Fund             Served           Past 5 Years                         Overseen        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

Russell H.                Trustee          Trustee since    Vice President (Investor Relations,  14              --
Jones                                      1995             Public Relations) and Treasurer,
58                                                          Kaman Corporation
                                                            (helicopters and aircraft
                                                            components, industrial
                                                            distribution)

Paul J.                   Trustee          Trustee since    Special Advisor to Board of          14              Director -- Western
McDonald                                   1995             Directors, Friendly Ice Cream                        Massachusetts
59                                                          Corporation (family restaurants                      Electric Company
                                                            and dairy products)

Marnie                    Trustee          Trustee since    Diocesan Consultant, Episcopal       11              --
Wagstaff                                   2001             Diocese of Connecticut;
Mueller                                                     Previously, Visiting Professor of
64                                                          Health Economics, Wesleyan
                                                            University
Affiliated Trustees and
 Fund Officers

Richard H.                Trustee,         Trustee and      Managing Director, CIGNA             14              Director of various
Forde 49                  Chairman of      President        Retirement & Investment Services,                    subsidiaries of
                          the Board and    since 1998       Inc. and TimesSquare Capital                         CIGNA Corporation
                          President                         Management, Inc.

Alfred A.                 Vice President   Officer          CIGNA Funds Treasurer;               14              --
Bingham III               and Treasurer    Since 1981       Assistant Vice President,
58                                                          TimesSquare Capital
                                                            Management, Inc.

Jeffrey S.                Vice President   Officer          Senior Counsel,                      14              --
Winer                     and Secretary    Since 1993       CIGNA Corporation
45

--------------------------------------------------------------------------------
* All Trustees and officers have an address c/o TimesSquare Capital Management, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103
--------------------------------------------------------------------------------
Money Market Fund is an open-end, diversified management investment company that invests in money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, Connecticut 06115-0476 (telephone: 1.888.CIGNA.FS or 1.888.244.6237).
--------------------------------------------------------------------------------

                                    22 & 23

[LOGO] CIGNA Financial Services

P.O. Box 150476 o Hartford, CT 06115-0476
www.cigna.com o Member NASD/SIPC
                                                                          545719